Other Expense, Net - Other Expense, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Expense, Nonoperating [Abstract]
Restructuring and impairments	$ 101	$ 269
Net losses (gains) on investments	2	(32)
Merger agreement termination fee	(100)
Gain on business combinations	(40)
Loss on sale of business	75
Impairment of equity-accounted investment		347
Other expense, net	$ 38	$ 584